VIRTUS Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.1%
Australia—9.5%
National Storage REIT	511,154	$ 807
NEXTDC Ltd.(1)	68,299	423
Scentre Group	709,600	1,392
		2,622

Belgium—3.8%
Aedifica S.A.	6,804	552
Warehouses De Pauw CVA	16,916	484
		1,036

Canada—6.1%
Allied Properties Real Estate Investment Trust	25,300	478
Boardwalk Real Estate Investment Trust	14,640	534
Granite Real Estate Investment Trust	12,926	660
		1,672

China—4.8%
GDS Holdings Ltd. ADR(1)	17,100	353
Hang Lung Properties Ltd.	490,300	958
		1,311

France—2.5%
Klepierre S.A.(1)	30,331	699
Germany—5.9%
Aroundtown S.A.	154,590	361
Vonovia SE	53,510	1,262
		1,623

Hong Kong—10.8%
Link REIT	153,508	1,127
Swire Properties Ltd.	506,600	1,288
Wharf Real Estate Investment Co., Ltd.	96,000	559
		2,974

India—2.0%
Capitaland India Trust	654,100	552
Ireland—2.1%
Irish Residential Properties REIT plc	499,133	595
Japan—23.9%
Hulic Co., Ltd.	101,000	800
Japan Hotel REIT Investment Corp. Class A	1,375	812
Kenedix Office Investment Corp. Class A	136	332
Kenedix Residential Next Investment Corp.	241	377
Mitsubishi Estate Co., Ltd.	148,100	1,931
Mitsui Fudosan Logistics Park, Inc.	218	799
Nippon Prologis REIT, Inc.	321	755
Orix JREIT, Inc.	538	764
		6,570

Singapore—6.8%
CapitaLand Ascendas REIT	410,000	839
	Shares	Value

Singapore—continued
CapitaLand Integrated Commercial Trust	683,000	$ 1,040
		1,879

Spain—3.5%
Inmobiliaria Colonial Socimi S.A.	20,200	130
Merlin Properties Socimi S.A.	88,700	833
		963

Sweden—3.9%
Castellum AB	55,943	677
Catena AB	10,397	387
		1,064

United Kingdom—11.5%
Derwent London plc	17,031	488
Safestore Holdings plc	65,926	753
Segro plc	59,168	546
UNITE Group plc (The)	68,200	750
Workspace Group plc	116,900	629
		3,166

Total Common Stocks (Identified Cost $29,240)		26,726

Total Long-Term Investments—97.1% (Identified Cost $29,240)		26,726

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(2)	617,364	617
Total Short-Term Investment (Identified Cost $617)		617

TOTAL INVESTMENTS—99.3% (Identified Cost $29,857)		$27,343
Other assets and liabilities, net—0.7%		186
NET ASSETS—100.0%		$27,529

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
Country Weightings†
Japan	24%
United Kingdom	12
Hong Kong	11
Australia	10
Singapore	7
Canada	6
Germany	6
Other	24
Total	100%
† % of total investments as of December 31, 2022.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$26,726	$26,726
Money Market Mutual Fund	617	617
Total Investments	$27,343	$27,343
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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